Derivative Instruments and Hedging Activities (Details) MWh in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) MWh	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 08, 2020 USD ($)	Dec. 31, 2017 USD ($)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	$ 8,876,000	$ 6,810,000	$ 0
Number of Interest Rate Swaps	3
Other Comprehensive Income (Loss), Net of Tax	$ (27,779,000)	(19,750,000)	0
Accumulated Other Comprehensive Income (Loss), Net of Tax	(43,420,000)	(19,750,000)	0		$ 0
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(27,779,000)	(19,750,000)	0
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent	4,109,000	0	0
Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(43,420,000)	(19,750,000)	0
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ (5,375)
Maximum Length of Time Hedged in Cash Flow Hedge	45 months
Interest Rate Swap [Member]
Accumulated Other Income (Loss)				$ 72,300,000
Accumulated Other Income (Loss)				$ 72,300,000
Not Designated as Hedging Instrument [Member] | FTR [Member]
Purchase of Units Derivative Instruments Financial Transmission Rights | MWh	3,168
Sale of Units Derivative Instruments Financial Transmission Rights | MWh	0
Derivative, Nonmonetary Notional Amount, Purchase (Sales), Net | MWh	3,168
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Purchase of Derivative Instruments Interest Rate Swap	$ 400,000,000
Sale of Derivative Instruments Interest Rate Swap	0
Derivative, Notional Amount, Purchase (Sales), Net	400,000,000
Other Current Assets [Member] | Not Designated as Hedging Instrument [Member] | FTR [Member]
Derivative Asset, Fair Value, Gross Asset	543,000,000	864,000,000
Other Current Assets [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Liability, Fair Value, Gross Liability	63,215,000,000	0
Derivative Liability, Current | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Liability, Fair Value, Gross Liability	0	26,560,000,000
Parent Company [Member]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	$ 8,876,000	6,810,000	0
Number of Interest Rate Swaps	3
Other Comprehensive Income (Loss), Net of Tax	$ (27,779,000)	(19,750,000)	0
Accumulated Other Comprehensive Income (Loss), Net of Tax	(43,420,000)	(19,750,000)	0		$ 0
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(27,779,000)	(19,750,000)	0
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent	4,109,000	0	0
Parent Company [Member] | Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(43,420,000)	(19,750,000)	$ 0
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ (5,375)
Maximum Length of Time Hedged in Cash Flow Hedge	45 months
Parent Company [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Purchase of Derivative Instruments Interest Rate Swap	$ 400,000,000
Sale of Derivative Instruments Interest Rate Swap	0
Derivative, Notional Amount, Purchase (Sales), Net	400,000,000
Parent Company [Member] | Other Current Assets [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Liability, Fair Value, Gross Liability	63,215,000,000	0
Parent Company [Member] | Derivative Liability, Current | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Liability, Fair Value, Gross Liability	$ 0	26,560,000,000
Subsidiaries [Member] | Not Designated as Hedging Instrument [Member] | FTR [Member]
Purchase of Units Derivative Instruments Financial Transmission Rights | MWh	3,168
Sale of Units Derivative Instruments Financial Transmission Rights | MWh	0
Derivative, Nonmonetary Notional Amount, Purchase (Sales), Net | MWh	3,168
Subsidiaries [Member] | Other Current Assets [Member] | Not Designated as Hedging Instrument [Member] | FTR [Member]
Derivative Asset, Fair Value, Gross Asset	$ 543,000,000	$ 864,000,000